Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model

In determining the fair value of the stock options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2021, 2022 and 2023 were as follows:

For the years ended December 31,
	2021	2022	2023
Expected volatility	48.47%~48.70%	47.80%~48.20%	49.00%~51.00%
Risk-free interest rate (per annum)	1.35%~1.62%	1.51%~2.94%	2.40%~2.97%
Exercise multiples	2.2~2.8	2.2~2.8	2.2~2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	RMB40.61~RMB109.73	RMB19.43~RMB62.05	RMB18.80~RMB32.19
Fair value of share option	RMB39.98~RMB109.10	RMB18.39~RMB61.01	RMB18.10~RMB31.48

Summary of Share Option Activities

The following table summarized the Group’s share option activities under the Option Plans for the year ended December 31, 2023:

	Number of options	Weighted average exercise price per share	Weighted average grant date fair value per share	Weighted average remaining contractual life	Aggregate intrinsic value
		RMB	RMB	Years	RMB
Outstanding as of December 31, 2022	16,960,117	0.64	28.73	6.66	305,280
Granted	836,164	0.70	25.45
Forfeited	(266,409)	0.63	42.53
Exercised	(3,648,341)	0.70	27.78
Outstanding as of December 31, 2023	13,881,531	0.70	31.64	5.90	271,092
Vested and expect to vest as of December 31, 2023	13,881,531	0.70	31.64
Exercisable at December 31, 2023	9,532,499	0.70	27.59	5.14	186,160

Summary of Restricted Stock Option Activities

	Number of RSU	Weighted average grant-date fair value	Weighted average remaining contractual life
		RMB	Years
Outstanding as of December 31, 2022	50,000	33.81	2.17
Granted	—	—	—
Vested	(20,000)	61.24	—
Outstanding as of December 31, 2023	30,000	20.53	1.77

16.
Share based compensation—(Continued)

Restricted share units—(Continued)

Schedule of Share Based Compensation Expense

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Fulfillment expenses	59,583	44,408	23,390
Selling and marketing expenses	38,463	36,104	17,240
General and administrative expenses	316,911	71,696	73,156
Technology and content expenses	36,595	22,028	20,616